Document and Entity Information	Apr. 21, 2020
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 23, 2020, AutoNation, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) to disclose, among other things, the appointment of James R. Bender as the President and Chief Operating Officer of the Company, effective as of April 22, 2020. This report amends the Original Filing to disclose new compensation arrangements approved by the Compensation Committee (the “Compensation Committee”) of the Board for Mr. Bender. Such compensation arrangements were not available at the time of the Original Filing.
Document Period End Date	Apr. 21, 2020
Entity Registrant Name	AUTONATION, INC.
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0000350698
Entity File Number	1-13107
Entity Tax Identification Number	73-1105145
Entity Address, Address Line One	200 SW 1st Ave
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	769-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false